VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.0%
Australia—3.8%
GPT Group (The) - In Specie(1)(2)	13,566	$—
National Storage REIT	3,165,933	4,701
NEXTDC Ltd.(2)	447,476	3,980
Scentre Group	3,296,000	6,773
		15,454

Belgium—1.1%
Warehouses De Pauw CVA	119,237	4,553
Canada—4.5%
Allied Properties Real Estate Investment Trust	109,550	3,981
Boardwalk Real Estate Investment Trust	188,300	6,210
Granite Real Estate Investment Trust	92,679	6,167
Summit Industrial Income REIT	149,000	2,136
		18,494

France—2.4%
Gecina SA	24,200	3,708
Klepierre SA	238,580	6,147
		9,855

Germany—4.5%
Aroundtown SA	909,180	7,094
Vonovia SE	173,094	11,190
		18,284

Hong Kong—3.0%
Link REIT	513,504	4,977
Swire Properties Ltd.	2,393,000	7,135
		12,112

India—0.9%
Ascendas India Trust	3,515,800	3,634
Ireland—0.8%
Irish Residential Properties REIT plc	1,829,900	3,303
Japan—8.3%
Kenedix Office Investment Corp. Class A	517	3,644
Kenedix Residential Next Investment Corp.	1,885	4,074
Mitsubishi Estate Co., Ltd.	766,200	12,390
Mitsui Fudosan Logistics Park, Inc.	1,490	7,940
Nippon Prologis REIT, Inc.	1,806	5,746
		33,794

Singapore—0.7%
Mapletree Industrial Trust	1,435,140	3,020
Spain—2.1%
Inmobiliaria Colonial Socimi SA	313,500	3,165
Merlin Properties Socimi SA	507,100	5,253
		8,418

Sweden—2.8%
Catena AB	112,691	6,033
	Shares	Value

Sweden—continued
Kungsleden AB	464,900	$5,628
		11,661

United Kingdom—5.1%
Derwent London plc	80,810	3,711
Safestore Holdings plc	312,957	4,100
Segro plc	197,928	2,996
UNITE Group plc (The)	437,900	6,506
Workspace Group plc	321,500	3,709
		21,022

United States—56.0%
Alexandria Real Estate Equities, Inc.	38,229	6,955
American Homes 4 Rent Class A	184,250	7,158
Apartment Income REIT Corp.	104,478	4,955
AvalonBay Communities, Inc.	47,465	9,906
Boston Properties, Inc.	32,085	3,677
Brixmor Property Group, Inc.	338,433	7,747
Cousins Properties, Inc.	183,500	6,749
CubeSmart	202,375	9,374
CyrusOne, Inc.	63,685	4,555
Douglas Emmett, Inc.	141,405	4,754
Duke Realty Corp.	211,066	9,994
Equinix, Inc.	14,225	11,417
Equity Residential	90,865	6,997
Extra Space Storage, Inc.	58,265	9,545
Healthcare Trust of America, Inc. Class A	163,100	4,355
Healthpeak Properties, Inc.	297,800	9,914
Host Hotels & Resorts, Inc.(2)	292,906	5,006
Invitation Homes, Inc.	189,910	7,082
Mid-America Apartment Communities, Inc.	54,800	9,229
Prologis, Inc.	168,634	20,157
Regency Centers Corp.	76,350	4,892
Rexford Industrial Realty, Inc.	59,700	3,400
RLJ Lodging Trust	196,707	2,996
Ryman Hospitality Properties, Inc.(2)	50,635	3,998
SBA Communications, Corp. Class A	15,900	5,067
Simon Property Group, Inc.	75,831	9,894
Spirit Realty Capital, Inc.	157,316	7,526
STORE Capital Corp.	104,435	3,604
Sun Communities, Inc.	68,806	11,793
VEREIT, Inc.	40,980	1,882
VICI Properties, Inc.	116,250	3,606
Welltower, Inc.	129,800	10,786
		228,970

Total Common Stocks (Identified Cost $312,348)		392,574

Total Long-Term Investments—96.0% (Identified Cost $312,348)		392,574

See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	10,599,124	$10,599
Total Short-Term Investment (Identified Cost $10,599)		10,599

TOTAL INVESTMENTS—98.6% (Identified Cost $322,947)		$403,173
Other assets and liabilities, net—1.4%		5,674
NET ASSETS—100.0%		$408,847

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	58%
Japan	8
United Kingdom	6
Canada	6
Germany	5
Australia	4
Hong Kong	3
Other	10
Total	100%
† % of total investments as of June 30, 2021.

The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$392,574	$392,574	$—(1)
Money Market Mutual Fund	10,599	10,599	—
Total Investments	$403,173	$403,173	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2021.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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